Aristotle Portfolio Optimization Aggressive Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)

AFFILIATED OPEN-END FUNDS - 53.1%	Shares	Value
Affiliated Equity Open-End Funds - 48.7%
Aristotle Core Equity Fund - Class I (a)	4,162,010	$63,761,989
Aristotle Growth Equity Fund - Class I (a)	2,493,754	40,274,131
Aristotle International Equity Fund - Class I (a)	2,324,166	29,493,670
		133,529,790

Affiliated Fixed Income Open-End Funds - 4.4%
Aristotle Floating Rate Income Fund - Class I (a)	142,213	1,338,223
Aristotle High Yield Bond Fund - Class I (a)	579,484	5,394,993
Aristotle Short Duration Income Fund - Class I (a)	522,207	5,352,623
		12,085,839
TOTAL AFFILIATED OPEN-END FUNDS (Cost $110,866,766)		145,615,629

EXCHANGE TRADED FUNDS - 46.7%	Shares	Value
Equity Exchange Traded Funds - 45.7%
iShares Core MSCI Emerging Markets ETF	90,949	5,459,669
iShares Core U.S. REIT ETF	116,372	6,582,000
iShares MSCI EAFE Value ETF	41,780	2,652,195
iShares Russell 1000 Value ETF	154,445	29,997,852
iShares Russell 2000 Growth ETF	33,267	9,509,705
iShares Russell 2000 Value ETF	171,874	27,114,842
iShares Russell Mid-Cap Growth ETF	148,665	20,616,862
iShares Russell Mid-Cap Value ETF	123,672	16,342,018
Vanguard FTSE All World ex-US Small-Cap ETF	51,285	6,892,191
		125,167,334

Fixed Income Exchange Traded Funds - 1.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	29,554	2,737,291
TOTAL EXCHANGE TRADED FUNDS (Cost $118,250,398)		127,904,625

TOTAL INVESTMENTS - 99.8% (Cost $229,117,164)		273,520,254
Money Market Deposit Account - 0.2% (b)		680,491
Liabilities in Excess of Other Assets - (0.0)%		(163,609)
TOTAL NET ASSETS - 100.0%		$274,037,136
two		–%
Percentages are stated as a percent of net assets.		–%

REIT - Real Estate Investment Trust

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.